Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues:
In-person	$ 2,304,922	$ 2,747,641	$ 11,133,412	$ 8,181,355
Multiplatform content	1,216,897	1,101,622	5,498,404	3,246,657
Interactive	2,523,234	2,385,785	9,440,179	9,175,243
Total Revenues	6,045,053	6,235,048	26,071,995	20,603,255
Costs and Expenses:
In-person (exclusive of depreciation and amortization)	987,443	1,171,747	4,832,897	4,543,542
Multiplatform content (exclusive of depreciation and amortization)	461,374	580,553	3,813,116	2,296,790
Interactive (exclusive of depreciation and amortization)	992,500	891,567	2,479,040	2,473,970
Online operating expenses	324,953	189,331	688,045	2,244,574
Selling and marketing expenses	632,730	651,328	3,575,903	4,022,602
General and administrative expenses	4,911,823	4,318,492	18,530,000	16,452,392
Share-based compensation	4,003,835
Depreciation and amortization	1,824,465	1,686,182	6,767,741	6,711,398
Impairment of investment in ESA		600,000	600,000	9,683,158
Impairment of deferred production costs and intangible assets			330,340	1,005,292
Total Costs and Expenses	14,139,123	10,089,200	41,617,082	49,433,718
Loss From Operations	(8,094,070)	(3,854,152)	(15,545,087)	(28,830,463)
Other Income (Expense):
Other income	541		18,426	126,689
Interest expense	(682,940)		(1,197,127)	(2,117,438)
Foreign currency exchange loss			(14,941)	(198,513)
Total Other Expense	(682,399)		(1,193,642)	(2,189,262)
Net Loss	(8,776,469)	(3,854,152)	(16,738,729)	(31,019,725)
Other comprehensive loss:
Foreign currency translation adjustments		(3,082)
Total Comprehensive Loss	(8,776,469)	(3,857,234)	(2,684)	288,111
Net loss attributed to non-controlling interest				403,627
Net Loss Attributable to Allied Esports Entertainment, Inc.	$ (8,776,469)	$ (3,854,152)	$ (16,738,729)	$ (30,616,098)
Basic and Diluted Net Loss per Common Share	$ (0.37)	$ (0.33)	$ (1.04)	$ (2.64)
Basic and Diluted	23,818,144	11,602,754	16,159,144	11,602,754